MORTGAGE LOANS (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
MORTGAGE LOANS
Mortgage loans holdings	$ 5,353,481,000	$ 4,892,829,000
Mortgage loans
Percentage of Mortgage Loans on Real Estate	100.00%
Amount of new loans funded	907,000,000
Average loan size of new loans funded	2,300,000
Average loan size of portfolio	2,600,000
Weighted-average interest rate on mortgage loans (as a percent)	6.24%
Largest single mortgage loan	38,700,000
Amount that would become due in 2012, if loans are called at their next call dates	196,600,000
Amount that would become due in 2013 through 2017, if loans are called at their next call dates	1,400,000,000
Amount that would become due in 2018 through 2022, if loans are called at their next call dates	772,900,000
Amount that would become due after 2022, if loans are called at their next call dates	272,400,000
Liberty Life
Mortgage loans
Amount of new loans funded	$ 439,000,000
Minimum
Mortgage loans
Period for exercise of call options or interest rate reset options (in years)	3
Maximum
Mortgage loans
Single tenant's exposure as a percentage of mortgage loans	2.00%
Period for exercise of call options or interest rate reset options (in years)	10
Loan-to-value ratio with participating interest (as a percent)	85.00%
All identified states
Mortgage loans
Percentage of Mortgage Loans on Real Estate	74.50%
Texas
Mortgage loans
Percentage of Mortgage Loans on Real Estate	11.90%
Georgia
Mortgage loans
Percentage of Mortgage Loans on Real Estate	9.20%
Tennessee
Mortgage loans
Percentage of Mortgage Loans on Real Estate	7.40%
Alabama
Mortgage loans
Percentage of Mortgage Loans on Real Estate	6.80%
Florida
Mortgage loans
Percentage of Mortgage Loans on Real Estate	7.00%
South Carolina
Mortgage loans
Percentage of Mortgage Loans on Real Estate	6.00%
Ohio
Mortgage loans
Percentage of Mortgage Loans on Real Estate	5.00%
Utah
Mortgage loans
Percentage of Mortgage Loans on Real Estate	4.50%
North Carolina
Mortgage loans
Percentage of Mortgage Loans on Real Estate	5.40%
Indiana
Mortgage loans
Percentage of Mortgage Loans on Real Estate	2.80%
Pennsylvania
Mortgage loans
Percentage of Mortgage Loans on Real Estate	2.60%
California
Mortgage loans
Percentage of Mortgage Loans on Real Estate	3.20%
Michigan
Mortgage loans
Percentage of Mortgage Loans on Real Estate	2.70%
Retail
Mortgage loans
Percentage of Mortgage Loans on Real Estate	65.70%
Office buildings
Mortgage loans
Percentage of Mortgage Loans on Real Estate	13.40%
Apartments
Mortgage loans
Percentage of Mortgage Loans on Real Estate	11.30%
Warehouses
Mortgage loans
Percentage of Mortgage Loans on Real Estate	7.60%
Other
Mortgage loans
Percentage of Mortgage Loans on Real Estate	2.00%